Reverse Stock Split (Details) - shares			9 Months Ended	12 Months Ended
		Oct. 21, 2021	Dec. 31, 2024	Mar. 31, 2024		Dec. 29, 2023	Dec. 28, 2023	Mar. 31, 2023	[2]	Dec. 31, 2008
Reverse Stock Split [Line Items]
Reverse stock split		1-for-100
Common stock shares issued	[1]		6,771,662	632,373	[2]			5,342
Common stock outstanding			6,771,662 [1]	632,373	[1],[2]			5,342	[1]	482,681
share consolidated			1	1
Board of Directors [Member]
Reverse Stock Split [Line Items]
Reverse stock split		1-for-100
Common Stock [Member]
Reverse Stock Split [Line Items]
Common stock shares issued				10,715			250,000,000
Common stock outstanding						199,994
Common Stock [Member] | Warrant [Member]
Reverse Stock Split [Line Items]
Common stock shares issued			100
Common stock outstanding			100	100

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.